Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
18.	RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of Related Parties	Relationship with the Group

Vincent Tianquan Mo	Executive chairman of the board of directors

Richard Jiangong Dai	Chief executive officer

Wall Street Global Training Center, Inc.	A company under the control of Vincent Tianquan Mo and two other independent directors

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Che Tian Xia Company Ltd.	A company under the control of Vincent Tianquan Mo and Richard Jiangong Dai

Guangxi Wharton International Hotel (“Guangxi Wharton”)	A company under the control of Vincent Tianquan Mo

Research Center on Natural Conservation (“Research Center”)	A company under the control of Vincent Tianquan Mo

Crowne Plaza San Francisco-International Airport (“Crowne Plaza”)	A company under the control of Vincent Tianquan Mo

b)	The Group had the following related party transactions for the years ended December 31, 2011, 2012 and 2013:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

Training service fee incurred:
- Wall Street Global Training Center, Inc.	455	1,595	250
Office building leased from:
- Vincent Tianquan Mo	—	142	175
Management fee incurred:
- Beihai Silver Beach	—	—	537
Hotel service fee incurred:
- Guangxi Wharton	—	—	16
- Crowne Plaza	—	—	21
- Beihai Silver Beach	—	—	110

Training service from Wall Street Global Training Center, Inc.

Wall Street Global Training Center, Inc., a New York not-for-profit corporation, has been providing training services to the Group since 2011. The training fees incurred for the years ended December 31, 2011, 2012 and 2013 were US$455, US$1,595 and US$250, respectively.

Free rental space to Wall Street Global Training Center, Inc.

Starting from 2011, the Group provided Wall Street Global Training Center, Inc. with an office room of approximately 220 square feet in the Group’s building located in New York, the United States of America, free of charge. The estimated fair value of the free office space was insignificant for the years ended December 31, 2011, 2012 and 2013.

Office building leased from Vincent Tianquan Mo

The Group entered into an agreement with Vincent Tianquan Mo, the executive chairman of the board of directors, to lease a building owned by him for a 10-year period for nil consideration starting from March 1, 2012. The deemed rental expense of US$142 and US$175 and the corresponding shareholder contribution were included in the consolidated financial statements for the years ended December 31, 2012 and 2013, respectively.

Management service provided by Beihai Silver Beach

On April 1, 2013, the Group and Beihai Silver Beach entered into a contract, pursuant to which Beihai Silver Beach is engaged to manage the hotel and office leasing operations owned by the BaoAn Entities for ten years. The management fees incurred for the year ended December 31, 2013 were US$537.

Hotel service fee

For the year ended December 31, 2013, Guangxi Wharton, Crowne Plaza and Beihai Silver Beach provided hotel accommodation to the Group amounting to US$16, US$21 and US$110, respectively.

Use of domain name of Che Tian Xia Company Ltd.

In April 2013, the Group entered into a contract with Che Tian Xia Company Ltd. to use the latter’s domain name for five years at nil consideration.

Use of Arden House

For the year ended December 31, 2013, Research Center provided meeting facility and accommodation at the Arden House, a property located in New York, the United States, to the Group at nil consideration.

c)	The Group had the following related party balances as of December 31, 2012 and 2013:

	As of December 31,
	2012	2013
	US$	US$

Amounts due to a related party:
- Beihai Silver Beach	—	537

The balance as of December 31, 2013 represented outstanding management fees which are unsecured and interest-free.